UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21910
                                      ------------------------------------------

                      Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: August 31
                         ---------

Date of reporting period: May 31, 2009

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         Attached hereto.

EEN | CLAYMORE/BNY MELLON EW EURO-PACIFIC LDRS ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

NUMBER
OF SHARES    DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 97.7%
             AUSTRALIA - 3.5%
      470    BHP Billiton Ltd., ADR                                  $    26,433
      448    Santos Ltd., ADR                                             20,792
    1,723    Sims Metal Management Ltd., ADR                              32,117
      342    Westpac Banking Corp., ADR                                   26,170
                                                                     -----------
                                                                         105,512
                                                                     -----------
             BELGIUM - 0.7%
      293    Delhaize Group, ADR                                          21,711
                                                                     -----------

             CAYMAN ISLANDS - 0.5%
    4,509    Hutchison Telecommunications International Ltd., ADR         13,978
                                                                     -----------

             DENMARK - 1.4%
      407    Novo Nordisk A/S, ADR                                        21,197
    2,088    Torm A/S, ADR                                                21,527
                                                                     -----------
                                                                          42,724
                                                                     -----------
             FINLAND - 0.9%
    1,736    Nokia OYJ, ADR                                               26,561
                                                                     -----------

             FRANCE - 5.2%
    1,854    AXA SA, ADR                                                  34,948
    1,626    Cie Generale de Geophysique-Veritas, ADR (a)                 28,780
      848    France Telecom SA, ADR                                       19,792
      748    Sanofi-Aventis SA, ADR                                       23,704
      383    Total SA, ADR                                                22,080
      917    Veolia Environnement, ADR                                    26,987
                                                                     -----------
                                                                         156,291
                                                                     -----------
             GERMANY - 7.3%
    3,773    Aixtron AG, ADR                                              44,899
    2,632    Allianz SE, ADR                                              26,030
      671    Daimler AG                                                   24,632
      540    Deutsche Bank AG                                             36,509
    1,550    Deutsche Telekom AG, ADR                                     17,747
      499    Fresenius Medical Care AG & Co. KGaA, ADR                    21,063
      568    SAP AG, ADR                                                  24,623
      329    Siemens AG, ADR                                              24,162
                                                                     -----------
                                                                         219,665
                                                                     -----------
             GREECE - 1.7%
    1,517    Coca Cola Hellenic Bottling Co. SA, ADR                      31,296
    2,669    Hellenic Telecommunications Organization SA, ADR             21,512
                                                                     -----------
                                                                          52,808
                                                                     -----------
             IRELAND - 3.9%
      916    CRH PLC, ADR                                                 21,599
    3,441    Elan Corp PLC, ADR (a)                                       24,018
    1,153    ICON PLC, ADR (a)                                            20,108
      817    Ryanair Holdings PLC, ADR (a)                                23,791
    3,685    SkillSoft PLC, ADR (a)                                       30,106
                                                                     -----------
                                                                         119,622
                                                                     -----------
             ITALY - 2.5%
      534    ENI SpA, ADR                                                 25,888
    1,322    Luxottica Group SpA, ADR                                     27,524
    1,668    Telecom Italia SpA, ADR                                      23,552
                                                                     -----------
                                                                          76,964
                                                                     -----------
             JAPAN - 17.9%
    1,393    Advantest Corp., ADR                                         24,865
      788    Canon, Inc., ADR                                             26,138
    1,005    FUJIFILM Holdings Corp., ADR                                 29,055
      727    Hitachi Ltd., ADR                                            24,180
      871    Honda Motor Co. Ltd., ADR                                    25,285
    1,263    Konami Corp., ADR                                            23,151
      764    Kubota Corp., ADR                                            28,169
      301    Kyocera Corp., ADR                                           23,638
      970    Makita Corp., ADR                                            21,806
    4,541    Mitsubishi UFJ Financial Group, Inc., ADR                    28,790
      112    Mitsui & Co. Ltd., ADR                                       28,417
    5,176    Mizuho Financial Group, Inc., ADR                            24,845
    1,792    Nidec Corp., ADR                                             25,859
    1,045    Nippon Telegraph & Telephone Corp., ADR                      21,705
    2,781    Nissan Motor Co. Ltd., ADR                                   33,400
    4,026    Nomura Holdings, Inc., ADR                                   30,517
    1,384    NTT DoCoMo, Inc., ADR                                        20,677
    1,751    Panasonic Corp., ADR                                         25,179
    1,036    Sony Corp., ADR                                              27,174
      320    Toyota Motor Corp., ADR                                      25,648
      339    Wacoal Holdings Corp., ADR                                   20,933
                                                                     -----------
                                                                         539,431
                                                                     -----------
             JERSEY - 2.5%
      412    Randgold Resources Ltd., ADR                                 28,762
      548    Shire PLC, ADR                                               22,852
      665    WPP PLC, ADR                                                 24,864
                                                                     -----------
                                                                          76,478
                                                                     -----------
             LUXEMBOURG - 2.2%
    3,345    Acergy SA, ADR                                               34,587
      945    ArcelorMittal                                                31,355
                                                                     -----------
                                                                          65,942
                                                                     -----------
             NETHERLANDS - 8.7%
    2,691    ASM International NV (a)                                     38,051
    1,170    ASML Holding NV                                              24,219
      947    Crucell NV, ADR (a)                                          20,881
    4,640    ING Groep NV, ADR                                            49,277
    1,676    James Hardie Industries NV, ADR (a)                          28,693
    1,200    Koninklijke Philips Electronics NV                           22,740
      870    Reed Elsevier NV, ADR                                        21,071
    4,365    STMicroelectronics NV                                        32,126
    1,025    Unilever NV                                                  24,539
                                                                     -----------
                                                                         261,597
                                                                     -----------
             NEW ZEALAND - 0.8%
    3,095    Telecom Corp. of New Zealand Ltd., ADR                       24,636
                                                                     -----------

             NORWAY - 0.8%
    1,104    StatoilHydro ASA, ADR                                        23,206
                                                                     -----------

             PAPUA NEW GUINEA - 0.8%
      945    Lihir Gold Ltd., ADR (a)                                     24,428
                                                                     -----------

             PORTUGAL - 0.7%
    2,463    Portugal Telecom SGPS SA, ADR                                22,068
                                                                     -----------

             SPAIN - 3.8%
    2,734    Banco Bilbao Vizcaya Argentaria SA, ADR                      33,519
    3,046    Banco Santander SA, ADR                                      32,714
    1,186    Repsol YPF SA, ADR                                           26,673
      334    Telefonica SA, ADR                                           21,683
                                                                     -----------
                                                                         114,589
                                                                     -----------
             SWEDEN - 0.6%
    2,081    Telefonaktiebolaget LM Ericsson, ADR                         19,374
                                                                     -----------

             SWITZERLAND - 5.5%
    1,439    ABB Ltd., ADR                                                23,686
      757    Credit Suisse Group AG, ADR                                  33,936
    2,309    Logitech International SA (a)                                32,395
      539    Novartis AG, ADR                                             21,571
      461    Syngenta AG, ADR                                             22,497
    2,062    UBS AG                                                       30,992
                                                                     -----------
                                                                         165,077
                                                                     -----------
             UNITED KINGDOM - 25.8%
    2,432    Anglo American PLC, ADR (a)                                  34,899
    4,426    ARM Holdings PLC, ADR                                        23,281
      597    AstraZeneca PLC, ADR                                         24,907
    4,355    Barclays PLC, ADR                                            84,095
      516    BHP Billiton PLC, ADR                                        24,820
      501    BP PLC, ADR                                                  24,799
      398    British American Tobacco PLC, ADR                            21,791
      751    British Sky Broadcasting Group PLC, ADR                      21,531
    1,835    BT Group PLC, ADR                                            25,965
      610    Cadbury PLC, ADR                                             21,411
      909    Carnival PLC, ADR                                            23,789
      432    Diageo PLC, ADR                                              23,570
      650    GlaxoSmithKline PLC, ADR                                     21,912
      761    HSBC Holdings PLC, ADR                                       34,595
    2,890    Intercontinental Hotels Group PLC, ADR                       30,721
      484    National Grid PLC, ADR                                       23,527
    1,972    Pearson PLC, ADR                                             21,120
    2,593    Prudential PLC, ADR                                          36,484
      660    Reed Elsevier PLC, ADR                                       21,457
      163    Rio Tinto PLC, ADR                                           29,575
    3,076    Royal Bank of Scotland Group PLC, ADR (a)                    39,004
      434    Royal Dutch Shell PLC, ADR                                   23,688
      418    Royal Dutch Shell PLC, ADR                                   22,534
      588    Smith & Nephew PLC, ADR                                      21,521
      152    Thomson Reuters PLC, ADR                                     24,963
    2,873    Tomkins PLC, ADR                                             26,374
    1,039    Unilever PLC, ADR                                            24,520
    1,165    Vodafone Group PLC, ADR                                      21,925
                                                                     -----------
                                                                         778,778
                                                                     -----------
             TOTAL COMMON STOCK - 97.7%
             (Cost $2,222,485)                                         2,951,440
                                                                     -----------

             EXCHANGE-TRADED FUNDS - 0.5%
             UNITED STATES - 0.5%
      305    iShares MSCI EAFE Index Fund
             (Cost $14,038)                                               14,457
                                                                     -----------

             TOTAL INVESTMENTS - 98.2%
             (Cost $2,236,523)                                         2,965,897
             Other Assets in excess of Liabilities - 1.8%                 53,157
                                                                     -----------
             NET ASSETS - 100.0%                                     $ 3,019,054
                                                                     ===========

ADR      American Depositary Receipt
AG       Stock Corporation
A/S      Limited Liability Stock Company
ASA      Stock Company
KGaA     Limited Partnership
Ltd.     Limited
NV       Legal Entity
OYJ      Public Traded Company
PLC      Public Limited Company
SA       Corporation
SE       Stock Corporation
SpA      Limited Share Corporation

(a)      Non-Income Producing Security

         -----------------------------------------------------------------------
                    SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
         -----------------------------------------------------------------------
         SECTOR*                                          % OF TOTAL INVESTMENTS
         -----------------------------------------------------------------------
         Financials                                                        19.6%
         Information Technology                                            15.9%
         Consumer Discretionary                                            14.2%
         Materials                                                         10.3%
         Energy                                                             9.3%
         Telecommunication Services                                         8.6%
         Health Care                                                        8.2%
         Industrials                                                        6.0%
         Consumer Staples                                                   5.7%
         Utilities                                                          1.7%
         Exchange-Traded Funds                                              0.5%
         -----------------------------------------------------------------------

         * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                             SECURITIES              DERIVATIVES                 TOTAL
                                 ---------------------    ---------------------   -----------------------
(value in $000s)
Assets:
Level 1                                       $ 2,966                      $ -                   $ 2,966
Level 2                                             -                        -                         -
Level 3                                             -                        -                         -
                                 ---------------------    ---------------------   -----------------------
Total                                         $ 2,966                      $ -                   $ 2,966
                                 =====================    =====================   =======================

Liabilities:
Level 1                                       $     -                      $ -                   $     -
Level 2                                             -                        -                         -
Level 3                                             -                        -                         -
                                 ---------------------    ---------------------   -----------------------
Total                                         $     -                      $ -                   $     -
                                 =====================    =====================   =======================


LEVEL 3 HOLDINGS                      SECURITIES              DERIVATIVES                 TOTAL
                                 ---------------------    ---------------------   -----------------------
Beginning Balance at 8/31/08                  $     -                      $ -                   $     -
Total Realized Gain/Loss                            -                        -                         -
Change in Unrealized Gain/Loss                      -                        -                         -
Net Purchases and Sales                             -                        -                         -
Net Transfers In/Out                                -                        -                         -
                                 ---------------------    ---------------------   -----------------------
Ending Balance at 5/31/09                     $     -                      $ -                   $     -
                                 =====================    =====================   =======================

TAN | CLAYMORE/MAC GLOBAL SOLAR ENERGY INDEX ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

NUMBER
OF SHARES  DESCRIPTION                                                    VALUE
-------------------------------------------------------------------------------
           COMMON STOCK - 100.0%
           CANADA - 5.5%
  696,834  Canadian Solar, Inc. (a)                               $   9,219,114
                                                                  -------------

           CHINA - 30.2%
1,205,002  China Sunergy Co. Ltd., ADR (a)                            4,554,908
  991,005  JA Solar Holdings Co. Ltd., ADR (a)                        4,191,951
  638,658  LDK Solar Co. Ltd., ADR (a)                                5,824,561
  946,629  Renesola Ltd., ADR (a)                                     4,013,707
  843,032  Solarfun Power Holdings Co. Ltd., ADR (a)                  6,305,879
  440,023  Suntech Power Holdings Co. Ltd., ADR(a)                    7,189,976
  419,509  Trina Solar Ltd., ADR (a)                                 10,391,238
  621,159  Yingli Green Energy Holding Co. Ltd., ADR (a)              7,950,835
                                                                  -------------
                                                                     50,423,055
                                                                  -------------
           GERMANY - 32.8%
  187,474  Centrotherm Photovoltaics AG (a)                           8,454,373
2,853,739  Conergy AG                                                 2,827,528
  138,677  Manz Automation AG (a)                                     7,476,701
  251,043  Q-Cells SE (a)                                             6,307,265
  236,103  Roth & Rau AG (a)                                          6,520,087
  126,840  SMA Solar Technology AG                                   10,224,558
  230,183  Solarworld AG                                              7,180,909
  399,907  Solon SE (a)                                               5,722,750
                                                                  -------------
                                                                     54,714,171
                                                                  -------------
           NORWAY - 2.9%
  441,250  Renewable Energy Corp. AS (a)                              4,769,701
                                                                  -------------

           SPAIN - 2.1%
1,058,435  Solaria Energia y Medio Ambiente SA (a)                    3,580,607
                                                                  -------------

           SWITZERLAND - 7.8%
   88,804  Meyer Burger Technology AG (a)                            12,948,588
                                                                  -------------

           UNITED STATES - 18.7%
  223,326  Energy Conversion Devices, Inc. (a)                        3,843,440
1,463,959  Evergreen Solar, Inc. (a)                                  2,722,964
   54,573  First Solar, Inc. (a)                                     10,368,870
  654,999  GT Solar International, Inc. (a)                           4,205,094
  243,777  MEMC Electronic Materials, Inc. (a)                        4,702,458
  185,526  Sunpower Corp. - Class A (a)                               5,406,228
                                                                  -------------
                                                                     31,249,054
                                                                  -------------

           TOTAL INVESTMENTS - 100.0%
           (Cost $184,053,722)                                      166,904,290
           Liabilities in excess of Other Assets - (0.0%)               (63,339)
                                                                  -------------
           NET ASSETS - 100.0%                                    $ 166,840,951
                                                                  =============

ADR      American Depositary Receipt
AG       Stock Corporation
AS       Stock Corporation
Ltd.     Limited
SA       Corporation
SE       Stock Corporation

(a) Non-income producing security.

         -----------------------------------------------------------------------
                  SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
         -----------------------------------------------------------------------
         SECTOR*                                          % OF TOTAL INVESTMENTS
         -----------------------------------------------------------------------
         Industrials                                                       86.8%
         Information Technology                                            13.2%
         -----------------------------------------------------------------------
         * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                           SECURITIES              DERIVATIVES                 TOTAL
                                 ---------------------    ---------------------   -----------------------
(value in $000s)
Assets:
Level 1                                     $ 166,904                      $ -                 $ 166,904
Level 2                                             -                        -                         -
Level 3                                             -                        -                         -
                                 ---------------------    ---------------------   -----------------------
Total                                       $ 166,904                      $ -                 $ 166,904
                                 =====================    =====================   =======================

Liabilities:
Level 1                                     $       -                      $ -                 $       -
Level 2                                             -                        -                         -
Level 3                                             -                        -                         -
                                 ---------------------    ---------------------   -----------------------
Total                                       $       -                      $ -                 $       -
                                 =====================    =====================   =======================


LEVEL 3 HOLDINGS                      SECURITIES              DERIVATIVES                 TOTAL
                                 ---------------------    ---------------------   -----------------------
Beginning Balance at 8/31/08                $       -                      $ -                 $       -
Total Realized Gain/Loss                            -                        -                         -
Change in Unrealized Gain/Loss                      -                        -                         -
Net Purchases and Sales                             -                        -                         -
Net Transfers In/Out                                -                        -                         -
                                 ---------------------    ---------------------   -----------------------
Ending Balance at 5/31/09                   $       -                      $ -                 $       -
                                 =====================    =====================   =======================

FAA | CLAYMORE/NYSE ARCA AIRLINE ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

NUMBER
OF SHARES    DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS - 99.4%
             AUSTRALIA - 1.4%
   26,605    Qantas Airways Ltd.                                     $    40,782
                                                                     -----------

             BRAZIL - 3.1%
   10,144    Tam SA, ADR (a)                                              87,543
                                                                     -----------

             CANADA - 1.4%
    3,699    Westjet Airlines Ltd. (a)                                    40,203
                                                                     -----------

             CHINA - 1.5%
   30,000    Cathay Pacific Airways Ltd.                                  42,026
                                                                     -----------

             FRANCE - 4.8%
    8,666    Air France-KLM                                              137,689
                                                                     -----------

             GERMANY - 4.7%
    9,673    Deutsche Lufthansa AG                                       133,699
                                                                     -----------

             IRELAND - 2.9%
   41,634    AER Lingus (a)                                               38,305
    8,730    Ryanair Holdings PLC (a)                                     44,855
                                                                     -----------
                                                                          83,160
                                                                     -----------
             JAPAN - 2.7%
   10,000    All Nippon Airways Co. Ltd.                                  36,981
   20,000    Japan Airlines Corp. (a)                                     38,762
                                                                     -----------
                                                                          75,743
                                                                     -----------
             SINGAPORE - 4.9%
   16,000    Singapore Airlines Ltd.                                     138,413
                                                                     -----------

             SOUTH KOREA - 1.4%
    1,380    Korean Air Lines Co. Ltd.                                    41,177
                                                                     -----------

             SPAIN - 1.4%
   18,068    Iberia Lineas Aereas de Espana                               40,919
                                                                     -----------

             SWEDEN - 1.3%
   71,087    SAS AB (a)                                                   38,262
                                                                     -----------

             UNITED KINGDOM - 2.8%
   16,064    British Airways PLC                                          40,281
    8,058    easyJet PLC (a)                                              40,671
                                                                     -----------
                                                                          80,952
                                                                     -----------
             UNITED STATES - 65.1%
   16,158    Airtran Holdings, Inc. (a)                                   81,921
    5,653    Alaska Air Group, Inc. (a)                                   88,017
   20,287    AMR Corp. (a)                                                90,277
   45,362    Continental Airlines, Inc. - Class B (a)                    422,774
   70,112    Delta Air Lines, Inc. (a)                                   407,351
   19,591    JetBlue Airways Corp. (a)                                    88,747
    8,368    Skywest, Inc.                                                85,772
   63,415    Southwest Airlines Co.                                      427,417
   18,593    UAL Corp. (a)                                                86,643
   31,589    US Airways Group, Inc. (a)                                   81,500
                                                                     -----------
                                                                       1,860,419
                                                                     -----------

             TOTAL INVESTMENTS - 99.4%
             (Cost - $3,162,789)                                       2,840,987
             Other Assets in excess of Liabilities - 0.6%                 16,182
                                                                     -----------
             NET ASSETS - 100.0%                                     $ 2,857,169
                                                                     ===========


AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA -  Corporation

(a) Non-income producing security.

          ----------------------------------------------------------------------
                                         Sector*
          ----------------------------------------------------------------------
           Industrials                                                    100.0%
          ----------------------------------------------------------------------

           * Subject to change daily. Based on total investments.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                           SECURITIES               DERIVATIVES                 TOTAL
                                 ----------------------    --------------------    -----------------------
(value in $000s)
Assets:
Level 1                                        $ 2,841                     $ -                    $ 2,841
Level 2                                              -                       -                          -
Level 3                                              -                       -                          -
                                 ----------------------    --------------------    -----------------------
Total                                          $ 2,841                     $ -                    $ 2,841
                                 ======================    ====================    =======================

Liabilities:
Level 1                                        $     -                     $ -                    $     -
Level 2                                              -                       -                          -
Level 3                                              -                       -                          -
                                 ----------------------    --------------------    -----------------------
Total                                          $     -                     $ -                    $     -
                                 ======================    ====================    =======================


LEVEL 3 HOLDINGS                      SECURITIES               DERIVATIVES                 TOTAL
                                 ----------------------    --------------------    -----------------------
Beginning Balance at 8/31/08                   $     -                     $ -                    $     -
Total Realized Gain/Loss                             -                       -                          -
Change in Unrealized Gain/Loss                       -                       -                          -
Net Purchases and Sales                              -                       -                          -
Net Transfers In/Out                                 -                       -                          -
                                 ----------------------    --------------------    -----------------------
Ending Balance at 5/31/09                      $     -                     $ -                    $     -
                                 ======================    ====================    =======================

CGW | CLAYMORE S&P GLOBAL WATER INDEX ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------

           AUSTRALIA - 2.9%
  228,252  WorleyParsons Ltd.                                      $   4,110,848
                                                                   -------------

           AUSTRIA - 2.4%
   65,932  Andritz AG                                                  2,663,452
   33,813  BWT AG                                                        732,267
                                                                   -------------
                                                                       3,395,719
                                                                   -------------

           BRAZIL - 2.0%
   90,458  Cia de Saneamento Basico do Estado de Sao Paulo, ADR        2,826,812
                                                                   -------------

           CHINA - 2.1%
2,450,000  China Everbright International Ltd. (Hong Kong)               777,437
4,332,000  Guangdong Investment Ltd. (Hong Kong)                       2,184,887
                                                                   -------------
                                                                       2,962,324
                                                                   -------------

           FINLAND - 2.0%
  134,352  Kemira OYJ                                                  1,452,888
  106,480  Uponor OYJ                                                  1,377,554
                                                                   -------------
                                                                       2,830,442
                                                                   -------------

           FRANCE - 12.6%
  238,069  Suez Environnement SA                                       4,311,593
  456,729  Veolia Environnement                                       13,362,683
                                                                   -------------
                                                                      17,674,276
                                                                   -------------

           ITALY - 1.4%
   79,667  ACEA SpA                                                    1,026,722
  424,926  Hera SpA                                                      974,368
                                                                   -------------
                                                                       2,001,090
                                                                   -------------

           JAPAN - 7.8%
  293,000  Ebara Corp.                                                   896,297
  325,300  Kurita Water Industries Ltd.                                8,962,747
   78,000  Nihon Nohyaku Co. Ltd.                                        723,168
   44,000  Organo Corp.                                                  355,853
                                                                   -------------
                                                                      10,938,065
                                                                   -------------

           NETHERLANDS - 0.7%
  307,629  Wavin NV                                                    1,001,497
                                                                   -------------

           SINGAPORE - 1.0%
1,947,000  Epure International Ltd.                                      613,091
  521,000  Hyflux Ltd.                                                   764,400
                                                                   -------------
                                                                       1,377,491
                                                                   -------------

           SPAIN - 1.3%
   29,604  Fomento de Construcciones y Contratas SA                    1,178,312
   26,254  Sociedad General de Aguas de Barcelona SA - Class A           576,371
                                                                   -------------
                                                                       1,754,683
                                                                   -------------

           SWEDEN- 0.5%
   32,020  Cardo AB                                                      682,202
                                                                   -------------

           SWITZERLAND - 5.4%
   62,257  Geberit AG                                                  7,635,816
                                                                   -------------

           UNITED KINGDOM - 19.2%
  671,139  Halma PLC                                                   1,777,587
  632,903  Northumbrian Water Group PLC                                2,477,476
  622,152  Pennon Group PLC                                            4,715,279
  428,601  Severn Trent PLC                                            7,740,772
1,193,312  United Utilities Group PLC                                 10,304,491
                                                                   -------------
                                                                      27,015,605
                                                                   -------------

           UNITED STATES - 38.0%
   27,300  American States Water Co.                                     855,855
  110,678  American Water Works Co., Inc.                              1,912,516
  225,978  Aqua America, Inc.                                          3,726,377
   86,202  Arch Chemicals, Inc.                                        2,422,276
   22,660  Badger Meter, Inc.                                            920,449
   93,030  Calgon Carbon Corp. (a)                                     1,072,636
   33,008  California Water Service Group                              1,149,339
   96,952  Danaher Corp.                                               5,851,053
   43,675  Franklin Electric Co., Inc.                                 1,038,592
  134,547  IDEX Corp.                                                  3,141,672
   62,857  Itron, Inc. (a)                                             3,667,077
  135,471  ITT Corp.                                                   5,578,696
   27,136  Layne Christensen Co. (a)                                     580,168
  357,826  Mueller Water Products, Inc. - Class A                      1,291,752
  479,115  Nalco Holding Co.                                           8,317,436
  177,209  Pentair, Inc.                                               4,435,541
   12,367  Pico Holdings, Inc. (a)                                       345,410
   22,050  SJW Corp.                                                     446,513
  109,143  Tetra Tech, Inc. (a)                                        2,801,701
   27,113  Valmont Industries, Inc.                                    1,860,223
   96,428  Watts Water Technologies, Inc. - Class A                    1,977,738
                                                                   -------------
                                                                      53,393,020
                                                                   -------------
           TOTAL INVESTMENTS - 99.3%
           (Cost $198,828,820)                                       139,599,890
           Other Assets in excess of Liabilities - 0.7%                  991,836
                                                                   -------------
           NET ASSETS - 100.0%                                     $ 140,591,726
                                                                   =============

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a) Non-income producing security.

          ----------------------------------------------------------------------
          SECTOR*                                         % OF TOTAL INVESTMENTS
          ----------------------------------------------------------------------
          Utilities                                                        43.0%
          Industrials                                                      39.9%
          Materials                                                        10.0%
          Information Technology                                            3.9%
          Energy                                                            2.9%
          Financials                                                        0.3%
          ----------------------------------------------------------------------

          * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2009.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of May 31, 2009 were as follows:

DESCRIPTION                           SECURITIES              DERIVATIVES                  TOTAL
                                 ---------------------    ---------------------    -----------------------
(value in $000s)
Assets:
Level 1                                     $ 139,600                      $ -                  $ 139,600
Level 2                                             -                        -                          -
Level 3                                             -                        -                          -
                                 ---------------------    ---------------------    -----------------------
Total                                       $ 139,600                      $ -                  $ 139,600
                                 =====================    =====================    =======================

Liabilities:
Level 1                                     $       -                      $ -                  $       -
Level 2                                             -                        -                          -
Level 3                                             -                        -                          -
                                 ---------------------    ---------------------    -----------------------
Total                                       $       -                      $ -                  $       -
                                 =====================    =====================    =======================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: July 29, 2009
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: July 29, 2009
      --------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: July 29, 2009
      --------------------------------------------------------------------------